Loss per share ("LPS") (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share
The following table sets forth the numerator and denominator used in the computation of basic and diluted loss per share for the year ended December 31, 2024, and December 31, 2023. and December 31, 2022:

	2024	2023	2022
	$	$	$
Numerator:
Net loss used for basic and diluted earnings per share	(46,305,239)	(363,874,560)	(23,583,342)

Denominator:
Weighted-average outstanding ordinary shares	78,662,187	68,055,332	58,300,082

Net loss per ordinary share:
Basic and diluted loss per share	(0.59)	(5.34)	(0.40)

Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share
The following table presents instruments that can potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share, as their impact was anti-dilutive (due to net losses in all reporting periods):

	December 31, 2024	December 31, 2023	December 31, 2022

Stock options	-	-	2,819,653
Restricted stock units	1,666,667	-	1,560,396
Convertible debentures[1]	6,388,321	-	-
Warrant units	14,391,150	14,391,150	-
Earnout units	26,797,052	26,797,052	-
Total	49,243,190	41,188,202	4,380,049